SUPPLEMENT TO JNL SERIES TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                   DATED MAY 1, 2000, AS AMENDED MAY 11, 2000



The Board of Trustees has approved an increase in the sub-advisory fees paid to Alliance Capital Management L.P. The new sub-advisory fees for the JNL/Alliance Growth Series will be as follows:

                   0.90% on the first $10 million
                   0.75% on the next  $10  million
                   0.625%  on the  next $20 million
                   0.375% on the next $20 million 0.25%
                   over $60 million

These fees will be effective as of June 1, 2000.




This Supplement is dated May 30, 2000

(To be used with Form No. V 3180 5/00 only)